Offerings	Mar. 19, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.000025 per share
Amount Registered | shares	10,112,107
Proposed Maximum Offering Price per Unit	52.08
Maximum Aggregate Offering Price	$ 526,638,532.56
Fee Rate	0.01381%
Amount of Registration Fee	$ 72,728.78
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement shall also cover any additional shares of Class A common stock (Common Stock) of Rubrik, Inc. (the Registrant) that become issuable under the Registrant's 2024 Employee Stock Purchase Plan (the 2024 ESPP) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's Common Stock (2) Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant's Common Stock as reported on the New York Stock Exchange on March 19, 2026 (3) Represents the automatic increase to the number of shares of the Registrant's Common Stock available for issuance under the 2024 Plan effective February 1, 2026, as provided for under the 2024 Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.000025 per share
Amount Registered | shares	2,022,421
Proposed Maximum Offering Price per Unit	44.27
Maximum Aggregate Offering Price	$ 89,532,577.67
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,364.45
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement shall also cover any additional shares of Class A common stock (Common Stock) of Rubrik, Inc. (the Registrant) that become issuable under the Registrant's 2024 Employee Stock Purchase Plan (the 2024 ESPP) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's Common Stock (2) Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant's Common Stock as reported on the New York Stock Exchange on March 19, 2026, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2024 ESPP. (3) Represents the automatic increase to the number of shares of the Registrant's Common Stock available for issuance under the 2024 ESPP effective February 1, 2026, as provided for under the 2024 ESPP.